23. OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Other Long-term Liabilities
Deferred revenue	[1]	$ 400,725	$ 323,709
Accrued benefit liabilities (Note 29)		32,235	40,065
Uncertain tax positions		175	175
Decommissioning liabilities	[2]	2,043	1,590
Other		340	340
Other long-term liabilities		$ 435,518	$ 365,879

[1]	Remaining performance obligations, which the Company also refers to as contract revenue backlog ("backlog") represents the expected future revenue under existing customer contracts, includes both cancellable and non-cancellable contracts, and any deferred revenue that will be recognized in the future in respect to cash already received. The Company does not include revenue beyond the stated expiration of the contract regardless of potential for renewal.
[2]	The current and long-term decommissioning liabilities on property and equipment were $3.1 million (December 31, 2017 - $2.8 million). The decommissioning liabilities are for the restoration of leased buildings and teleports. During the year ended December 31, 2018, $0.1 million was recorded as interest expense (December 31, 2017 - $0.1 million) with $0.1 million decommissioning liabilities derecognized (December 31, 2017 - $nil). It is expected that the decommissioning liabilities will mature between 2019 and 2062.